UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-881
Columbia Funds Trust III
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principle executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	4/30/05

Date of reporting period:	7/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
July 31, 2004 (Unaudited)	Columbia Corporate Bond Fund

			Par ($)	Value ($)
Corporate Notes and Bonds - 83.2%
Finance - 23.0%
Allstate Corp., Senior Note 7.875%	05/01/05		1,403,000	1,460,411
American Express Credit Corp. Series B, MTN 4.250%	02/07/05		1,000,000	1,010,580
American International Group, Inc. 2.875%	05/15/08		1,000,000	970,970
Bank of America Corp., Senior Note 4.875%	01/15/13	(a)	1,090,000	1,071,939
Bank of America Corp., Subordinated Note 7.625%	04/15/05	(a)	500,000	517,900
Bank of New York Co., Inc. Subordinated Note 8.500%	12/15/04		500,000	511,885
Bank One Corp., Subordinated Note 7.875%	08/01/10		1,000,000	1,165,210
Bank One N.A., Illinois, Bank Note 3.700%	01/15/08		350,000	350,773
Bear Stearns Companies, Inc. 2.875%	07/02/08		750,000	715,763
Boeing Capital Corp. 5.800%	01/15/13		250,000	260,512
Boeing Capital Corp., Senior Note 7.100%	09/27/05		500,000	532,820
Boeing Capital Corp., Senior Note 4.750%	08/25/08		755,000	776,261
Branch Banking & Trust Co. Subordinated Note, Bank Note 4.875%	01/15/13		1,000,000	984,780
Capital One Bank 4.250%	12/01/08		100,000	99,019
Capital One Bank 5.750%	09/15/10		395,000	407,668
Capital One Bank, Senior Note 5.125%	02/15/14		500,000	478,770
Caterpillar Financial Services Corp. 2.350%	09/15/06		500,000	491,510
Caterpillar Financial Services Corp. 2.700%	07/15/08		1,000,000	959,630
Caterpillar Financial Services Corp. Series F, MTN 4.690%	04/25/05		500,000	508,530
Citigroup, Inc. 6.625%	09/15/05		250,000	260,828
Citigroup, Inc. 6.875%	06/01/25		1,000,000	1,087,280
Comerica, Inc., Subordinated Note 7.250%	08/01/07		500,000	542,880

See Notes to Investment Portfolio.

Countrywide Home Loan Series L, MTN 2.875%	02/15/07		1,000,000	983,170
Deutsche Bank Financial LLC 5.375%	03/02/15		550,000	548,080
EOP Operating LP 5.875%	01/15/13		375,000	383,408
EOP Operating LP, Senior Note 7.000%	07/15/11		375,000	411,814
Ford Motor Credit Co., Senior Note 7.375%	02/01/11		500,000	528,860
FPL Group Capital, Inc. 7.625%	09/15/06		1,000,000	1,088,710
General Electric Capital Corp. Series A, MTN 5.000%	02/15/07		250,000	259,765
General Electric Global Insurance Holding Corp. 6.450%	03/01/19		1,000,000	1,035,510
Genworth Financial, Inc. 4.750%	06/15/09		500,000	506,670
Golden West Financial Corp. Senior Note 4.125%	08/15/07		1,000,000	1,017,640
Goldman Sachs Group, Inc. 6.600%	01/15/12		500,000	541,830
Household Finance Corp. 6.375%	10/15/11		635,000	684,054
International Lease Finance Corp. Series O, MTN 4.000%	01/17/06		375,000	380,858
John Hancock Global Funding II 5.000%	07/27/07	(b)	750,000	779,880
J.P. Morgan Chase & Co. Senior Note 5.250%	05/30/07		500,000	522,660
J.P. Morgan Chase & Co. Subordinated Note 6.750%	02/01/11		700,000	768,880
KeyBank, N.A., Senior Note, 4.100%	06/30/05		1,000,000	1,012,890
KFW International Finance 2.500%	10/17/05		1,000,000	1,000,500
Lehman Brothers Holdings, Inc. 4.000%	01/22/08		325,000	326,242
Marsh & McLennan Companies, Inc. Senior Note 5.375%	03/15/07		1,500,000	1,567,470
Marshall & Ilsley Bank Subordinated Note 6.375%	09/01/11		1,015,000	1,109,984
Mellon Funding Corp. 7.500%	06/15/05		750,000	782,557
Merrill Lynch & Co., Inc. 6.550%	08/01/04		550,000	549,978
Morgan Stanley Dean Witter 7.750%	06/15/05		750,000	785,077

See Notes to Investment Portfolio.

Morgan Stanley Dean Witter 5.300%	03/01/13		500,000	497,645
Morgan Stanley Dean Witter Unsubordinated Note 6.100%	04/15/06		500,000	525,975
Regions Financial Corp. Subordinated Note 7.000%	03/01/11		250,000	279,512
SunTrust Bank, Atlanta Subordinated Note 7.250%	09/15/06		500,000	546,135
SunTrust Bank, Atlanta Subordinated Note, 5.450%	12/01/17		300,000	300,861
Textron Financial Corp., MTN 2.750%	06/01/06		500,000	495,100
U.S. Bancorp, Series J Senior Note, MTN 6.875%	12/01/04		500,000	507,685
U.S. Bancorp, Series N Senior Note, MTN 5.100%	07/15/07		250,000	260,705
U.S. Bancorp, Series N Senior Note, MTN 3.125%	03/15/08		200,000	195,074
U.S. Bank, N.A., Subordinated Note 6.300%	02/04/14		1,000,000	1,075,540
USAA Capital Corp. Series B, MTN 3.130%	12/15/05	(b)	1,500,000	1,511,310
Wachovia Corp. 6.950%	11/01/04		714,000	722,954
Wachovia Corp. 4.950%	11/01/06		1,000,000	1,038,260
Washington Mutual, Inc. 7.500%	08/15/06		1,000,000	1,083,120
Wells Fargo & Co. 5.900%	05/21/06		500,000	524,835
Wells Fargo Bank, N.A. Subordinated Note 6.450%	02/01/11		500,000	548,215
Wells Fargo Financial, Inc., Senior Note 7.500%	04/15/05		525,000	543,643
Finance Total				43,398,975

Consumer Staples - 15.1%
Anheuser-Busch Companies, Inc. Senior Note 6.000%	04/15/11		1,287,000	1,385,250
Avery Dennison Corp. 4.875%	01/15/13		180,000	177,746
Avon Products, Inc. 6.900%	11/15/04		1,000,000	1,014,070
Baxter International, Inc. 5.250%	05/01/07		1,500,000	1,558,560

See Notes to Investment Portfolio.

Becton, Dickinson & Co., Debenture 4.550%	04/15/13		200,000	193,036
Becton, Dickinson & Co., Debenture 4.900%	04/15/18		100,000	95,395
Becton, Dickinson & Co., Debenture 6.700%	08/01/28		1,000,000	1,086,190
Block Financial Corp. 6.750%	11/01/04		250,000	252,840
Cardinal Health, Inc. 4.000%	06/15/15		200,000	167,282
Cargill, Inc. 6.375%	06/01/12	(b)	1,000,000	1,080,090
Cendant Corp. 6.875%	08/15/06		100,000	106,850
Coca-Cola Co. 5.750%	03/15/11		500,000	532,755
Coca-Cola Enterprises, Inc. 8.000%	01/04/05		1,000,000	1,024,910
Coca-Cola Enterprises, Inc., Debenture 6.950%	11/15/26		491,000	548,079
Colgate-Palmolive Co. Series E, MTN 5.980%	04/25/12		1,300,000	1,399,788
ConAgra Foods, Inc. 6.750%	09/15/11		500,000	549,965
Estee Lauder Companies, Inc. Senior Note 6.000%	01/15/12		1,000,000	1,075,750
Gillette Co., Senior Note 4.125%	08/30/07		1,000,000	1,018,080
Hershey Foods Corp., Debenture 7.200%	08/15/27		330,000	379,688
Kellogg Co., Series B 6.000%	04/01/06		1,000,000	1,047,690
Kroger Co. 6.200%	06/15/12		1,000,000	1,054,000
Limited Brands, Inc. 6.125%	12/01/12		1,500,000	1,582,440
Medco Health Solutions, Inc., Senior Note 7.250%	08/15/13		500,000	538,790
Merck & Co., Inc. 5.250%	07/01/06		1,000,000	1,041,770
Newell Rubbermaid, Inc. 6.000%	03/15/07		300,000	315,912
Pharmacia Corp., Debenture 6.500%	12/01/18		1,000,000	1,115,170
Procter & Gamble Co. Unsubordinated Note 6.600%	12/15/04		250,000	254,240
Procter & Gamble Co. Unsubordinated Note 6.875%	09/15/09		1,000,000	1,123,780
Safeway, Inc. 6.150%	03/01/06		750,000	783,622

See Notes to Investment Portfolio.

Sara Lee Corp. 6.250%	09/15/11		1,000,000	1,085,690
Sysco Corp. 4.750%	07/30/05		400,000	408,604
Sysco Corp., Debenture 6.500%	08/01/28		968,000	1,041,190
Unilever Capital Corp. 6.875%	11/01/05		1,500,000	1,578,975
Wal-Mart Stores, Inc. 4.150%	06/15/05		1,000,000	1,014,520
Wyeth 4.375%	03/01/08		1,000,000	1,003,000
Consumer Staples Total				28,635,717

Industrial - 10.2%
3M Co., Debenture 6.375%	02/15/28		1,250,000	1,337,175
BAE Systems Holdings, Inc. 6.400%	12/15/11	(b)	350,000	372,708
Bemis Co., Inc. 6.500%	08/15/08		250,000	272,943
Black & Decker Corp., Senior Note 7.125%	06/01/11		500,000	565,420
Burlington Northern Santa Fe Corp. 6.125%	03/15/09		1,000,000	1,071,230
CSX Corp. 1.994%	08/03/06	(c)(d)	715,000	714,565
DaimlerChrysler N.A. Holding Corp. 4.050%	06/04/08		500,000	495,415
Deere & Co., Debenture 7.850%	05/15/10		1,000,000	1,164,820
Eastman Chemical Co. 3.250%	06/15/08		475,000	457,715
Eastman Chemical Co. 6.300%	11/15/18		120,000	122,498
Emerson Electric Co. 7.875%	06/01/05		500,000	522,380
Emerson Electric Co. 5.850%	03/15/09		1,000,000	1,071,930
First Data Corp. 3.375%	08/01/08		1,000,000	978,200
General Dynamics Corp. 2.125%	05/15/06		1,250,000	1,231,650
General Electric Co. 5.000%	02/01/13		950,000	948,138
General Motors Corp., Senior Note 7.125%	07/15/13		1,000,000	1,022,900
Hertz Corp. 4.700%	10/02/06		400,000	402,428
Johnson Controls, Inc. 4.875%	09/15/13		500,000	495,495
Kellogg Co., Senior Note 2.875%	06/01/08		330,000	316,368
Lockheed Martin Corp. 8.200%	12/01/09		500,000	588,495

See Notes to Investment Portfolio.

Martin Marietta Materials, Inc. 6.875%	04/01/11	250,000	276,557
Norfolk Southern Corp., Senior Note 6.200%	04/15/09	985,000	1,055,073
Praxair, Inc. 2.750%	06/15/08	1,500,000	1,438,590
United Technologies Corp. 4.875%	11/01/06	500,000	517,845
United Technologies Corp. 6.350%	03/01/11	950,000	1,043,404
Waste Management, Inc. Senior Note 5.000%	03/15/14	200,000	191,896
York International Corp. Senior Note 6.625%	08/15/06	500,000	528,850
Industrial Total			19,204,688

Utilities - 8.4%
Atmos Energy Corp., Senior Note 5.125%	01/15/13	350,000	340,557
Boston Edison Co., Debenture 4.875%	04/15/14	1,000,000	988,260
Carolina Power & Light Co. First Mortgage 5.125%	09/15/13	495,000	491,644
CenterPoint Energy Houston Electric LLC 5.700%	03/15/13	250,000	258,075
Commonwealth Edison Co. First Mortgage 6.150%	03/15/12	400,000	430,680
Consolidated Edison Co. of New York 5.875%	04/01/33	500,000	494,385
Consolidated Edison Co. of New York Series B, Debenture 7.150%	12/01/09	1,250,000	1,415,250
Dominion Resources, Inc. Series B, Senior Note 7.625%	07/15/05	500,000	524,080
Dominion Resources, Inc. Series D, Senior Note 5.125%	12/15/09	110,000	112,970
Duke Energy Corp. 5.625%	11/30/12	500,000	507,130
Energy East Corp. 5.750%	11/15/06	500,000	520,345
FirstEnergy Corp., Series A 5.500%	11/15/06	100,000	104,283
FirstEnergy Corp., Series B 6.450%	11/15/11	500,000	528,480
Florida Power & Light Co. First Mortgage 5.625%	04/01/34	575,000	549,326
Florida Power Corp. First Mortgage 5.100%	12/01/15	430,000	416,365

See Notes to Investment Portfolio.

Indiana Michigan Power Co. Series C, Senior Note 6.125%	12/15/06	500,000	532,355
MidAmerican Energy Holdings Co. Senior Note 3.500%	05/15/08	800,000	775,112
Niagara Mohawk Power Corp. First Mortgage 7.750%	05/15/06	500,000	538,795
Nisource Finance Corp. Senior Note 6.150%	03/01/13	385,000	402,479
Oncor Electric Delivery Co. 6.375%	05/01/12	200,000	215,744
Oncor Electric Delivery Co. 6.375%	01/15/15	415,000	442,577
Oncor Electric Delivery Co., Debenture 7.000%	09/01/22	250,000	271,355
Pacific Gas & Electric Co. First Mortgage 4.200%	03/01/11	500,000	479,995
PacifiCorp, Series H First Mortgage, MTN 6.375%	05/15/08	1,000,000	1,083,800
Peco Energy Co. First Mortgage 3.500%	05/01/08	210,000	206,991
Potomac Electric Power Co. First Mortgage 6.250%	10/15/07	1,000,000	1,072,080
Progress Energy, Inc., Senior Note 5.850%	10/30/08	500,000	525,730
Public Service Co. of Colorado First Mortgage 4.875%	03/01/13	250,000	246,487
Southern Power Co., Series B Senior Note 6.250%	07/15/12	245,000	259,462
Tampa Electric Co. 6.375%	08/15/12	250,000	265,230
Union Electric Co. 4.750%	04/01/15	1,000,000	969,150
Utilities Total			15,969,172

Consumer Cyclical - 8.2%
AutoZone, Inc., Senior Note 4.750%	11/15/10	1,000,000	975,500
Brown-Forman Corp. 3.000%	03/15/08	1,235,000	1,200,099
Campbell Soup Co. 5.000%	12/03/12	1,500,000	1,504,095
Cintas Corp., No. 2 6.000%	06/01/12	1,000,000	1,068,120
Costco Wholesale Corp., Senior Note 5.500%	03/15/07	1,200,000	1,264,440

See Notes to Investment Portfolio.

DaimlerChrysler N.A. Holding Corp. 6.900%	09/01/04	1,000,000	1,003,790
May Department Stores Co. 7.450%	10/15/16	1,000,000	1,127,870
May Department Stores Co. 6.700%	09/15/28	305,000	305,461
McDonald’s Corp., Series E, MTN 5.950%	01/15/08	1,000,000	1,072,410
New York Times Co. 7.625%	03/15/05	1,000,000	1,032,640
Southwest Airlines Co. 8.000%	03/01/05	300,000	308,856
Target Corp. 5.950%	05/15/06	1,000,000	1,052,030
Target Corp. 3.375%	03/01/08	200,000	197,292
Time Warner Entertainment Co. Debenture 8.375%	03/15/23	1,000,000	1,164,020
Union Pacific Corp. 6.400%	02/01/06	601,000	628,916
Union Pacific Corp. 3.625%	06/01/10	750,000	708,157
Wendy’s International, Inc., Senior Note 6.200%	06/15/14	750,000	799,582
Consumer Cyclical Total			15,413,278

Energy - 7.3%
AGL Capital Corp. 4.450%	04/15/13	1,000,000	942,740
Alliant Energy Resources, Inc. Senior Note 9.750%	01/15/13	380,000	481,190
Amerada Hess Corp. 6.650%	08/15/11	250,000	267,193
Amerada Hess Corp. 7.875%	10/01/29	500,000	547,790
Atlantic Richfield Co., Debenture 10.875%	07/15/05	500,000	539,270
Baker Hughes, Inc. 6.000%	02/15/09	200,000	214,958
Baker Hughes, Inc., Senior Note 6.250%	01/15/09	500,000	542,210
ChevronTexaco Capital Co. 3.375%	02/15/08	600,000	594,756
ChevronTexaco Corp. 5.500%	01/15/09	745,000	789,760
Conoco, Inc., Senior Note 6.950%	04/15/29	1,000,000	1,114,980
ConocoPhillips 3.625%	10/15/07	575,000	576,259
Consolidated Natural Gas Co. Series B, Senior Note 5.375%	11/01/06	250,000	261,513

See Notes to Investment Portfolio.

Devon Energy Corp., Senior Note 2.750%	08/01/06	580,000	573,719
Enron Oil & Gas Resources, Inc. 6.700%	11/15/06	385,000	414,329
Kerr-McGee Corp. 5.375%	04/15/05	760,000	771,856
Kinder Morgan, Inc., Senior Note 6.500%	09/01/12	1,000,000	1,065,880
Marathon Oil Corp. 6.000%	07/01/12	750,000	792,007
Southern California Gas Co. First Mortgage 5.450%	04/15/18	500,000	496,215
Sunoco, Inc. 7.750%	09/01/09	500,000	567,845
Texas Eastern Transmission Corp. 7.300%	12/01/10	633,000	712,473
Tosco Corp. 8.125%	02/15/30	500,000	629,670
XTO Energy, Inc. 4.900%	02/01/14	1,000,000	952,630
Energy Total			13,849,243

Communications - 6.2%
BellSouth Corp. 6.550%	06/15/34	1,000,000	1,008,290
Cingular Wireless LLC, Senior Note 5.625%	12/15/06	500,000	526,130
Clear Channel Communications, Inc. 4.250%	05/15/09	500,000	490,420
Comcast Cable Communications, Inc. Senior Note 6.875%	06/15/09	500,000	547,875
Cox Communications, Inc. 7.750%	11/01/10	1,000,000	1,137,680
Disney (Walt) Co. 6.375%	03/01/12	1,250,000	1,346,725
Gannett Co., Inc. 4.950%	04/01/05	1,250,000	1,272,425
GTE Southwest, Inc., Debenture 6.000%	01/15/06	1,000,000	1,043,950
News America, Inc. 4.750%	03/15/10	200,000	200,674
SBC Communications, Inc. 5.750%	05/02/06	850,000	888,564
SBC Communications, Inc. 6.250%	03/15/11	240,000	256,306
Sprint Capital Corp. 6.000%	01/15/07	300,000	315,378
Sprint Capital Corp. 7.625%	01/30/11	160,000	179,282
Sprint Capital Corp. 6.900%	05/01/19	505,000	522,614
Tele-Communications-TCI Group Senior Note 7.250%	08/01/05	500,000	522,530

See Notes to Investment Portfolio.

Verizon Virginia, Inc., Series A, Debenture 4.625%	03/15/13		530,000	500,977
Verizon Wireless, Inc. 5.375%	12/15/06		350,000	366,807
Viacom, Inc. 6.625%	05/15/11		500,000	546,210
Communications Total				11,672,837
Basic Materials - 2.4%
Alcoa, Inc. 7.375%	08/01/10		700,000	799,498
du Pont (E.I.) de Nemours & Co. 6.875%	10/15/09		1,000,000	1,123,080
International Paper Co. 7.625%	08/01/04		1,000,000	999,950
Mead Corp., Debenture 6.840%	03/01/37		1,000,000	1,045,100
Weyerhaeuser Co. 6.750%	03/15/12		500,000	545,930
Basic Materials Total				4,513,558

Technology - 1.4%
IBM Corp. 4.250%	09/15/09		450,000	451,390
IBM Corp., MTN 4.125%	06/30/05		500,000	507,520
Pitney Bowes, Inc. 4.750%	05/15/18		705,000	660,895
Raytheon Co. 6.500%	07/15/05		1,000,000	1,034,730
Technology Total				2,654,535

Services - 1.0%
Sungard Data Systems, Inc. 3.750%	01/15/09		1,000,000	970,410
United Parcel Service, Debenture 8.375% (7.620% 04/01/20)	04/01/30	(e)	670,000	884,715
Services Total				1,855,125

Total Corporate Notes And Bonds (Cost of $153,635,521)				157,167,128

Foreign Bonds (f) - 11.9%
United Kingdom - 3.7%
BP Capital Markets PLC 2.350%	06/15/06		1,000,000	990,790
British Telecommunications PLC 8.375%	12/15/10		1,000,000	1,179,500
Diageo Capital PLC, Yankee 6.125%	08/15/05		1,290,000	1,337,949
Diageo Capital PLC, Yankee 3.500%	11/19/07		500,000	496,130

See Notes to Investment Portfolio.

Royal Bank of Scotland Group PLC Subordinated Note 5.000%	10/01/14		500,000	489,890
Royal Bank of Scotland Group PLC Subordinated Note, Yankee 6.400%	04/01/09		1,000,000	1,092,760
Vodafone Group PLC 7.625%	02/15/05		1,000,000	1,027,450
Vodafone Group PLC 4.625%	07/15/18		335,000	299,808
United Kingdom Total				6,914,277

Canada - 2.6%
Domtar, Inc., Yankee 5.375%	12/01/13		445,000	424,441
Encana Corp. 4.600%	08/15/09	(d)	500,000	501,755
Hydro-Quebec, Series GF, Yankee 8.875%	03/01/26		1,000,000	1,390,240
Ontario Electricity Financial Corp. 6.100%	01/30/08		1,000,000	1,078,020
Petro-Canada 4.000%	07/15/13		565,000	512,116
TELUS Corp., Yankee 7.500%	06/01/07		500,000	544,475
TransAlta Corp., Yankee 5.750%	12/15/13		500,000	491,500
Canada Total				4,942,547

Germany - 1.5%
DEPFA Deutsche Pfandbriefbank AG 3.375%	10/05/07	(b)	1,000,000	994,580
Deutsche Ausgleichsbank 7.000%	06/23/05		1,000,000	1,041,681
Landwirtschaftliche Rentenbank, Senior Note 3.375%	11/15/07		750,000	747,030
Germany Total				2,783,291

Luxemburg - 0.7%
Gazprom International SA 7.201%	02/01/20	(b)	1,300,000	1,280,500
				1,280,500
Austria - 0.5%
Oesterreichische Kontrollbank AG 5.500%	01/20/06		1,000,000	1,040,620
Austria Total				1,040,620

Supra-National - 0.5%
International Bank for Reconstruction & Development, Unsubordinated Note 7.000%	01/27/05		1,000,000	1,024,570
Supra-National Total				1,024,570

Italy - 0.5%
Telecom Italia Capital 4.000%	11/15/08	(b)	1,000,000	991,640
Italy Total				991,640

See Notes to Investment Portfolio.

South Korea - 0.5%
Korea Development Bank 3.875%	03/02/09		1,000,000	970,590
South Korea Total				970,590
Australia - 0.4%
Telstra Corp., Ltd. 6.375%	04/01/12		750,000	815,955
Australia Total				815,955

Netherlands - 0.3%
Deutsche Telekom International Finance 8.250%	06/15/05		500,000	523,985
Netherlands Total				523,985

Panama - 0.3%
Carnival Corp. 3.750%	11/15/07		500,000	495,470
Panama Total				495,470

France - 0.2%
France Telecom 8.750%	03/01/11		275,000	321,382
France Telecom 9.500%	03/01/31		120,000	152,618
France Total				474,000

Hong Kong - 0.2%
Hutchinson Whampoa International Ltd. 6.250%	01/24/14	(b)	325,000	321,373
Hong Kong Total				321,373

Total Foreign Bonds (Cost of $20,361,697)				22,578,818

U.S. Government and Agency Obligations - 1.5%
U.S. Treasury Notes - 0.8%
6.750%	05/15/05		510,000	528,886
5.750%	11/15/05		400,000	417,516
4.625%	05/15/06		500,000	517,773
U.S. Treasury Notes Total				1,464,175

Federal Home Loan Mortgage Corporation - 0.6%
5.250%	01/15/06		1,000,000	1,037,579
Federal Home Loan Mortgage Corporation Total				1,037,579

U.S. Treasury Bond - 0.1%
12.000%	08/15/13		200,000	263,844
U.S. Treasury Bond Total				263,844

Total U.S. Government and Agency Obligations (Cost of $2,780,042)				2,765,598

See Notes to Investment Portfolio.

Asset-Backed Securities - 0.9%
Chase Manhattan Auto Owner Trust Series 2001-A, Class A4 5.070%	02/15/08		1,118,054	1,135,618
Credit-Based Asset Servicing and Securities Series 2004-CB4, Class A1, 1.521%	07/25/06	(c)	475,279	475,345
Guaranteed Export Trust Certificates Series 1993-D, Class A 5.230%	05/15/05		170,206	171,830

Total Asset-Backed Securities (Cost of $1,793,975)				1,782,793

Mortgage-Backed Securities - 0.6%
Federal National Mortgage Association - 0.3%
7.500%	11/01/07	Pool #188629	17,731	18,470
5.000%	08/01/10	Series A-1, CMO, STRIP	24,796	25,231
7.500%	06/01/13	Pool #457543	164,286	174,435
6.000%	11/01/23	Pool #050940	413,957	428,362
6.500%	03/01/28	Pool #412263	39,010	40,814
Federal National Mortgage Association Total				687,312

Government National Mortgage Association - 0.2%
9.000%	09/15/04	Pool #003669	38	38
9.000%	12/15/08	Pool #027562	8,623	9,304
8.000%	05/15/22	Pool #319062	13,397	14,747
6.000%	05/20/28	Pool #002589	99,548	102,593
6.000%	03/15/29	Pool #487061	120,920	124,709
6.500%	03/15/29	Pool #464613	121,671	127,511
7.500%	09/15/29	Pool #466172	9,708	10,457
Government National Mortgage Association Total				389,359

Federal Home Loan Mortgage Corporation - 0.1%
7.500%	08/01/08	Pool #181313	231	244
7.000%	02/01/17	Pool #289284	26,469	28,151
7.000%	10/01/22	Pool #C00184	14,120	15,051
7.000%	02/01/23	Pool #C00213	19,262	20,532
6.000%	09/01/23	Pool #D41208	67,454	69,771
Federal Home Loan Mortgage Corporation Total				133,749

Total Mortgage-Backed Securities (Cost of $1,110,668)				1,210,420

Short-Term Obligation - 1.5%
Repurchase agreement with State Street Bank & Trust Co., dated 07/31/04, due 08/02/04 at 1.240%, collateralized by a U.S. Treasury Bond maturing 02/15/26, market value $2,786,813 (repurchase proceeds $2,731,282) (Cost of $2,731,000)			2,731,000	2,731,000

See Notes to Investment Portfolio.

Total Investments - 99.6% (Cost of $182,412,903) (g)	188,235,757

Other Assets & Liabilities, Net - 0.4%	732,930

Net Assets - 100.0%	188,968,687

Notes to Investment Portfolio:

(a)           Investments in affiliates during the year ended July 31, 2004:  As a result of the acquisition of FleetBoston Financial Corp. effective April 1, 2004, Bank of America Corp. became the parent company of the Investment Advisor.

Security Name: Bank of America Corp., Subordinated Note, 7.625%, 04/15/05
Par as of 04/30/04:	$500,000
Par as of 07/31/04:	$500,000
Net realized gain (loss):	$—
Interest income earned:	$9,531
Value at end of period:	$517,900

Security Name: Bank of America Corp., Senior Note, 7.750%, 08/15/04
Par as of 04/30/04:	$700,000
Par sold	$700,000
Par as of 07/31/04:	$—
Net realized loss:	$(56,147)
Interest income earned:	$10,247
Value at end of period:	$—

Security Name: Bank of America Corp., Senior Note, 4.875%, 01/15/13
Par as of 04/30/04:	$1,090,000
Par as of 07/31/04:	$1,090,000
Net realized gain (loss):	$—
Interest income earned:	$13,284
Value at end of period:	$1,071,939

(b)          Securities exempt from registration pursuant to Rule 144A under the of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2004, the securities amounted to $7,332,081, which represents 3.9% of net assets.

(c)           Floating rate note.  The interest rate shown reflects the as of July 31, 2004.

(d)          This security was purchased on a delayed delivery basis.

(e)           Step Bond. Shown parenthetically is the next interest rate to be paid.

(f)             U.S. Dollar-Denominated.

(g)          Cost for federal income tax purposes is $184,193,838.

Acronym	Name
CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note
STRIP	Separate Trading of Registered Interest and Principal of Securities

See Notes to Investment Portfolio.

INVESTMENT PORTFOLIO
July 31, 2004 (Unaudited)	Columbia Intermediate Government Income Fund

			Par ($)	Value ($)

U.S. Government and Agency Obligations - 54.2%
	Federal Home Loan Mortgage Corporation - 16.0%
2.875%	09/15/05		7,000,000	7,037,226
3.875%	01/12/09		20,000,000	19,786,520
4.250%	05/04/09		8,500,000	8,478,240
3.600%	07/07/10	MTN	3,550,000	3,396,470
5.000%	01/30/14	MTN	7,825,000	7,679,032
To Be Announced
5.000%	08/17/19	(a)	2,000,000	1,948,124
5.000%	08/12/34	(a)	6,000,000	6,037,500
6.000%	08/12/34	(a)	7,000,000	7,177,184
Federal Home Loan Mortgage Corporation Total				61,540,296

U.S. Treasury Notes - 13.1%
2.125%	08/31/04		3,610,000	3,612,538
1.500%	03/31/06		3,000,000	2,951,835
2.000%	05/15/06		8,570,000	8,486,974
4.625%	05/15/06		17,600,000	18,225,627
2.375%	08/15/06		7,545,000	7,496,667
5.750%	08/15/10		7,025,000	7,703,629
4.000%	02/15/14		2,000,000	1,927,110
U.S. Treasury Notes Total				50,404,380

U.S. Government-Backed Bonds - 11.0%
Private Export Funding Corp., Series C 6.310%	09/30/04		3,000,000	3,022,290
Private Export Funding Corp., Series M 5.340%	03/15/06		2,000,000	2,082,940
Small Business Administration Participation Certificates, Series 1988-20I, Class 1, CMO 6.000%	09/01/18		3,761,441	3,951,063
Small Business Administration Participation Certificates, Series 2002-20G, Class 1, CMO 5.660%	07/01/22		3,914,247	4,046,632
Small Business Administration Participation Certificates, Series 2002-20H, Class 1, CMO 5.310%	08/01/22		4,591,711	4,675,686
Small Business Administration Participation Certificates, Series 2002-20I, Class 1, CMO 4.890%	09/01/22		4,017,880	4,004,426
Small Business Administration Participation Certificates, Series 2003-20C, Class 1, CMO 4.500%	03/01/23		2,845,893	2,756,889

See Notes to Investment Portfolio.

1

Small Business Administration Participation Certificates, Series 2003-20H, Class 1, CMO 5.240%	08/01/23		4,132,284	4,173,507
Small Business Administration Participation Certificates, Series 2004-20C, Class 1, CMO 4.340%	03/01/24		10,000,000	9,492,915
Small Business Administration Participation Certificates, Series 2004-20F, Class 1, CMO 5.180%	05/01/24		4,000,000	4,008,380
U.S. Government-Backed Bonds Total				42,214,728

	Federal National Mortgage Association - 6.9%
3.875%	03/15/05		10,000,000	10,112,230
7.000%	07/15/05		1,500,000	1,566,258
5.500%	02/15/06		4,000,000	4,171,852
2.500%	01/30/07		5,000,000	4,921,525
4.100%	08/27/08		3,000,000	3,004,675
3.375%	12/15/08		3,000,000	2,934,147
Federal National Mortgage Association Total				26,710,687

Federal Home Loan Bank - 4.9%
3.625%	10/15/04		1,500,000	1,506,119
4.375%	02/15/05		6,000,000	6,073,218
7.125%	02/15/05		6,200,000	6,366,067
6.500%	11/15/05		1,740,000	1,826,318
6.530%	06/09/09		1,000,000	1,000,135
7.725%	04/05/10		2,000,000	2,074,096
Federal Home Loan Bank Total				18,845,953

U.S. Treasury Bond - 2.2%
12.000%	08/15/13		600,000	791,531
5.375%	02/15/31		7,575,000	7,758,459
U.S. Treasury Bond Total				8,549,990
Federal Farm Credit Bank - 0.1%
7.350%	03/24/05	MTN	350,000	361,638
Federal Farm Credit Bank Total				361,638

	Total U.S. Government and Agency Obligations (Cost of $209,654,264)			208,627,672

Mortgage-Backed Securities - 34.1%
	Federal National Mortgage Association - 21.4%
8.000%	07/01/07	Pool #125136	22,035	23,145
6.600%	11/01/07	Pool #375483	766,196	822,359
6.565%	12/01/07	Pool #375567	872,245	935,848
6.120%	10/01/08	Pool #380999	1,396,873	1,367,924
5.000%	05/01/09	Pool #326584	648,758	656,141
8.000%	12/01/09	Pool #313180	210	218
6.000%	04/01/11	Pool #398072	189,024	197,991
6.500%	05/01/11	Pool #250554	220,364	233,241
4.717%	08/25/12	Series 2002-M2

See Notes to Investment Portfolio.

2

Class C, CMO			5,000,000	4,926,069
5.240%	09/01/12	Pool #385453	2,536,148	2,615,819
6.000%	04/01/13	Pool #251656	882,933	923,886
6.000%	04/01/13	Pool #418044	680,996	712,583
6.500%	06/01/13	Pool #430204	203,650	215,651
6.000%	06/01/14	Pool #484967	93,736	98,053
6.000%	06/01/14	Pool #495200	416,446	435,624
6.000%	06/01/14	Pool #500131	69,134	72,318
7.500%	10/01/15	Pool #253474	116,035	123,661
5.000%	07/25/16	Series 2003-2
Class CY			2,935,196	3,001,132
7.785%	02/01/19	Pool #160103	2,995,620	3,222,728
10.000%	10/01/20	Pool #190942	364,001	409,459
10.000%	12/01/20	Pool #303416	327,084	368,376
8.000%	12/01/29	Pool #535031	661,916	720,621
8.000%	02/01/30	Pool #525961	28,288	30,720
8.000%	02/01/30	Pool #531766	101,161	109,858
8.000%	03/01/30	Pool #533977	24,033	26,099
8.000%	04/01/30	Pool #526425	8,268	8,979
8.000%	04/01/30	Pool #536553	73,184	79,475
8.000%	05/01/30	Pool #534205	28,492	30,941
6.500%	07/01/31	Pool #589183	82,400	86,095
6.500%	08/01/31	Pool #596663	1,246,578	1,302,483
6.500%	08/01/31	Pool #600564	63,212	66,047
6.500%	09/01/31	Pool #604108	648,211	677,281
6.000%	12/01/31	Pool #629370	1,984,861	2,057,882
6.000%	01/01/33	Pool #695331	1,622,434	1,666,303
To Be Announced
4.500%	08/17/19	(a)	4,050,000	3,982,924
5.000%	08/17/19	(a)	550,000	553,953
5.500%	08/17/19	(a)	2,075,000	2,130,766
6.000%	08/17/19	(a)	1,650,000	1,722,188
5.000%	08/12/34	(a)	975,000	950,321
5.500%	08/12/34	(a)	25,310,000	25,373,275
6.000%	08/12/34	(a)	7,975,000	8,179,359
6.500%	08/12/34	(a)	8,275,000	8,634,449
7.000%	08/12/34	(a)	2,350,000	2,482,187
Federal National Mortgage Association Total				82,234,432

	Government National Mortgage Association - 6.9%
8.500%	01/15/06	Pool #007946	3,882	3,948
6.500%	06/15/11	Pool #423829	84,696	90,072
6.500%	08/15/12	Pool #455428	24,700	26,258
6.500%	06/15/13	Pool #462795	2,793	2,969
6.500%	07/15/13	Pool #468077	79,520	84,540
6.500%	09/15/13	Pool #464192	229,330	243,808
6.500%	09/15/13	Pool #476619	69,769	74,174
6.500%	09/15/13	Pool #487907	100,940	107,312
7.000%	09/15/13	Pool #484233	72,276	77,011
6.500%	10/15/13	Pool #477500	302,474	321,570
6.500%	10/15/13	Pool #481575	106,448	113,168
6.500%	11/15/13	Pool #434062	7,404	7,871
5.500%	12/15/13	Pool #495780	19,239	19,969
5.500%	01/15/14	Pool #464491	92,532	95,974

See Notes to Investment Portfolio.

3

5.500%	02/15/14	Pool #464568	159,101	165,019
5.500%	03/15/14	Pool #487579	161,783	167,801
5.500%	03/15/14	Pool #501523	143,529	148,868
5.500%	04/15/14	Pool #496599	26,944	27,947
5.500%	04/15/14	Pool #505596	176,947	183,529
5.500%	04/15/14	Pool #506448	143,850	149,201
5.500%	05/15/14	Pool #480524	228,355	236,849
5.500%	05/15/14	Pool #505667	197,043	204,372
5.500%	06/15/14	Pool #434398	211,340	219,202
5.500%	06/15/14	Pool #507142	206,940	214,638
6.500%	07/15/14	Pool #494014	152,822	162,427
9.000%	11/15/17	Pool #780171	143,180	160,233
4.750%	07/20/21	Pool #008809 (b)	138,809	139,942
4.375%	04/20/22	Pool #008956 (b)	638,567	638,469
7.000%	10/15/23	Pool #360196	51,997	55,519
4.763%	01/16/25	Series 2002-62	4,550,000	4,585,304
Class B, CMO
4.486%	10/16/25	Series 2003-5	1,500,000	1,487,085
Class B, CMO
7.500%	02/15/27	Pool #443052	49,585	53,425
7.000%	12/15/28	Pool #483886	603,395	642,087
7.500%	09/15/29	Pool #508805	742,103	799,342
7.500%	09/15/29	Pool #508811	321,637	346,445
4.374%	04/16/33	Series 2003-43	3,000,000	2,927,372
Class B, CMO
To Be Announced
5.000%	08/19/34	(a)	9,400,000	9,203,183
5.500%	08/19/34	(a)	2,500,000	2,514,063
Government National Mortgage Association Total				26,700,966

	Federal Home Loan Mortgage Corporation - 4.1%
7.000%	12/01/10	Pool #E00407	144,617	153,319
5.000%	12/01/13	Pool #E73815	2,484,496	2,507,629
4.000%	05/15/14	Series 2786	5,000,000	4,977,685
Class PB, CMO
5.000%	08/15/16	Series 2522	3,395,177	3,479,653
Class XA, CMO
5.500%	02/01/18	Pool #E94518	2,488,370	2,558,473
5.500%	03/01/18	Pool #E94833	245,682	252,603
7.500%	10/01/29	Pool #C32288	365,796	392,865
6.000%	04/01/31	Pool #C50174	231,780	238,146
6.500%	04/01/32	Pool #C66381	906,431	948,453
5.500%	03/01/33	Pool #C77018	127,247	127,949
Federal Home Loan Mortgage Corporation Total				15,636,775

Structured Mortgage Products - 1.7%
J.P. Morgan Chase Commercial Mortgage Securities Corp, Series 2003-LN1 Class A1, CMO 4.134%	10/15/37		3,426,093	3,378,025
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, CMO 5.124%	11/15/32		2,315,000	2,314,537

See Notes to Investment Portfolio.

4

Rural Housing Trust, Series 1987-1, Class 1D, CMO 6.330%	04/01/26	758,771	764,590
Structured Mortgage Products Total			6,457,152

Total Mortgage-Backed Securities (Cost of $130,178,559)			131,029,325

Corporate Notes and Bonds - 5.0%
Finance - 2.2%
Comerica, Inc., Subordinated Note 7.250%	08/01/07	2,000,000	2,171,520
Ford Motor Credit Co., Senior Note 7.375%	02/01/11	4,000,000	4,230,880
General Motors Acceptance Corp. 7.250%	03/02/11	250,000	262,630
General Motors Acceptance Corp., Debenture 8.375%	07/15/33	400,000	415,556
National City Corp., Subordinated Note 5.750%	02/01/09	1,500,000	1,591,065
Finance Total			8,671,651

Utilities - 1.8%
Carolina Power & Light Co., First Mortgage 5.125%	09/15/13	1,100,000	1,092,542
Columbus Southern Power Co., Series C, Senior Note 5.500%	03/01/13	1,100,000	1,120,372
Consolidated Edison Co. of New York, Series B, Debenture 7.150%	12/01/09	1,600,000	1,811,520
Virginia Electric & Power Co., Series A, Senior Note 5.375%	02/01/07	2,700,000	2,814,804
Utilities Total			6,839,238

Energy - 0.6%
Duke Energy 5.300%	10/01/15	2,400,000	2,368,320
Energy Total			2,368,320

Communications - 0.3%
Verizon Global Funding Corp. 7.750%	12/01/30	1,000,000	1,147,190
Communications Total			1,147,190

Industrial - 0.1%
Dow Chemical Co. 6.000%	10/01/12	340,000	355,375
Industrial Total			355,375

Total Corporate Notes and Bonds (Cost of $18,971,852)			19,381,774

See Notes to Investment Portfolio.

5

Asset-Backed Securities - 4.5%
Centex Home Equity Loan Trust, Series 2003-B, Class AF3 2.293%	11/25/27		3,000,000	2,977,883
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4 2.830%	09/15/10		1,725,000	1,687,826
CitiFinancial Mortgage Securities, Inc., Series 2004-1, Class AF2 2.645%	04/25/34		2,500,000	2,406,250
Countywide Home Equity Loan Trust Series 2004-C, Class Note 1.820%	01/15/34	(b)	2,824,836	2,824,836
Equity One ABS, Inc. Series 2004-3, Class AY2 1.773%	07/25/34	(b)	2,825,000	2,824,790
J.P. Morgan Mortgage Trust Series 2004-A3, Class 3A2 5.013%	07/25/34		1,899,245	1,884,121
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI3 2.870%	08/25/30	(b)	2,575,000	2,510,548

Total Asset-Backed Securities (Cost of $17,333,287)				17,116,254

Foreign Bonds (c) - 1.2%
Supra-National - 1.0%
Inter-American Development Bank Yankee, Debenture 8.875%	06/01/09		3,200,000	3,888,416
Supra-National Total				3,888,416

United Kingdom - 0.2%
British Telecommunications PLC 8.875%	12/15/30		500,000	628,775
United Kingdom Total				628,775

Total Foreign Bonds (Cost of $4,529,923)				4,517,191

Short-Term Obligations - 21.6%
U.S. Government and Agency Obligations - 17.7%
Federal Home Loan Bank - 3.7%
1.230%	08/17/04	(d)	14,375,000	14,367,142
Federal Home Loan Bank Total				14,367,142

	Federal National Mortgage Association - 14.0%
1.220%	08/12/04	(d)	53,885,000	53,865,571
Federal National Mortgage Association Total				53,865,571
U.S. Government and Agency Obligations Total				68,232,713

See Notes to Investment Portfolio.

6

Repurchase Agreement - 3.9%
Repurchase agreement with State Street Bank & Trust Co., dated 07/31/04, due 08/02/04 at 1.24%, collateralized by a U.S. Treasury Bond maturing 08/15/23, market value $15,138,392 (repurchase proceeds $14,838,533)	14,837,000	14,837,000

Total Short-Term Obligations (Cost of $83,069,713)		83,069,713

Total Investments - 120.6% (Cost of $463,737,598)(e)		463,741,929

Other Assets and Liabilities, Net - (20.6)%		(79,119,065)

Net Assets - 100.0%		384,622,864

Notes to Investment Portfolio:

(a)                                  Security purchased on a delayed delivery basis.

(b)                                 Floating rate note. Interest rate shown reflects the rate as of July 31, 2004.

(c)                                  U.S. Dollar-Denominated

(d)                                 The rate shown represents the annualized yield at date of purchase.

(e)                                  Cost for federal income tax purposes is $465,117,319.

Acronym	Name
CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note

7

INVESTMENT PORTFOLIO
July 31, 2004 (Unaudited)	Columbia Quality Plus Bond Fund

		Par ($)	Value ($)
Corporate Notes and Bonds - 34.4%
Finance - 12.5%
Allstate Corp., Senior Note 7.875%	05/01/05	1,650,000	1,717,518
Bank One Corp., Subordinated Note 7.875%	08/01/10	1,835,000	2,138,160
Boeing Capital Corp., Senior Note 4.750%	08/25/08	2,675,000	2,750,328
Boeing Capital Corp., Senior Note 6.100%	03/01/11	3,305,000	3,521,940
Capital One Bank 5.750%	09/15/10	2,215,000	2,286,036
Chubb Corp. 6.000%	11/15/11	3,300,000	3,499,320
Citigroup, Inc. 5.125%	05/05/14	10,150,000	10,061,999
Comerica, Inc., Subordinated Note 7.250%	08/01/07	1,130,000	1,226,909
Countrywide Home Loan Series L, MTN 2.875%	02/15/07	7,415,000	7,290,206
Deutsche Bank Financial LLC 5.375%	03/02/15	2,460,000	2,451,415
Ford Motor Credit Co., Senior Note 7.375%	02/01/11	8,265,000	8,742,056
General Electric Capital Corp. Debenture 8.300%	09/20/09	250,000	294,670
General Electric Capital Corp. Series A, MTN 6.750%	03/15/32	5,900,000	6,436,546
General Motors Acceptance Corp., Debenture 8.375%	07/15/33	6,200,000	6,441,118
Goldman Sachs Group, Inc. 6.875%	01/15/11	2,240,000	2,482,144
Goldman Sachs Group, Inc. 4.750%	07/15/13	2,275,000	2,162,023
KFW International Finance 2.500%	10/17/05	4,750,000	4,752,375
Marshall & Ilsley Bank Subordinated Note 6.375%	09/01/11	3,000,000	3,280,740
Mellon Funding Corp. Subordinated Note 6.375%	02/15/10	2,645,000	2,878,844
MetLife, Inc., Senior Note 6.125%	12/01/11	4,000,000	4,278,280
Morgan Stanley Dean Witter Unsubordinated Note 6.100%	04/15/06	2,040,000	2,145,978
National City Corp., Subordinated Note 5.750%	02/01/09	3,000,000	3,182,130
National Rural Utilities Cooperative Finance Corp. 6.000%	05/15/06	1,525,000	1,603,736
Northern Trust Co., Subordinated Note 6.300%	03/07/11	2,700,000	2,942,514
Prudential Financial, Inc. Series B, MTN 4.750%	04/01/14	2,900,000	2,749,200

See Notes to Investment Portfolio.

1

Simon Property Group LP 5.450%	03/15/13	5,055,000	5,031,140
SunTrust Bank, Atlanta Subordinated Note, Bank Note 7.250%	09/15/06	2,000,000	2,184,540
SunTrust Bank, Central Florida Subordinated Note, Bank Note 6.900%	07/01/07	1,300,000	1,426,789
Wachovia Corp., Senior Note 3.625%	02/17/09	5,000,000	4,874,050
Wells Fargo & Co., Senior Note 7.250%	08/24/05	2,000,000	2,103,040
Finance Total			106,935,744

Communications - 4.4%
AOL Time Warner, Inc. 6.875%	05/01/12	3,985,000	4,337,075
AOL Time Warner, Inc. 7.625%	04/15/31	2,300,000	2,542,075
AT&T Wireless Services, Inc. 8.125%	05/01/12	3,645,000	4,259,037
Comcast Cable Communications, Inc. 8.875%	05/01/17	3,295,000	4,076,805
Cox Communications, Inc. 7.750%	11/01/10	2,990,000	3,401,663
Disney (Walt) Co. 7.300%	02/08/05	1,600,000	1,639,952
Gannett Co., Inc. 5.500%	04/01/07	1,100,000	1,156,870
New England Telephone & Telegraph 7.650%	06/15/07	3,000,000	3,309,900
Pacific Bell, Debenture 7.125%	03/15/26	1,400,000	1,499,582
SBC Communications, Inc. 5.750%	05/02/06	3,100,000	3,240,647
Sprint Capital Corp. 6.000%	01/15/07	1,450,000	1,524,327
Sprint Capital Corp. 6.875%	11/15/28	2,800,000	2,776,256
Verizon Global Funding Corp. 6.875%	06/15/12	2,905,000	3,204,012
7.375%	09/01/12	410,000	466,473
Communications Total			37,434,674

Utilities - 4.1%
AEP Texas Central Co. Series D, Senior Note 5.500%	02/15/13	2,200,000	2,218,040
Alabama Power Co. Debenture 5.700%	02/15/33	1,465,000	1,423,467
Carolina Power & Light Co. First Mortgage 5.125%	09/15/13	1,445,000	1,435,203
Columbus Southern Power Co. Series C, Senior Note 5.500%	03/01/13	1,700,000	1,731,484
Consolidated Edison Co. of New York, Inc. Series B, Debenture 7.150%	12/01/09	2,530,000	2,864,466
Dominion Resources, Inc. Series B, Senior Note 7.625%	07/15/05	1,275,000	1,336,404

See Notes to Investment Portfolio.

2

Florida Power & Light Co. First Mortgage 6.875%	12/01/05		3,900,000	4,110,327
Nisource Finance Corp., Senior Note 6.150%	03/01/13		3,130,000	3,272,102
Oncor Electric Delivery Co., Debenture 7.000%	09/01/22		3,350,000	3,636,157
Pacific Gas & Electric Co. First Mortgage 6.050%	03/01/34		3,175,000	3,053,969
Pepco Holdings, Inc. 6.450%	08/15/12		4,070,000	4,256,772
Progress Energy, Inc., Senior Note 7.750%	03/01/31		2,555,000	2,907,846
Southern California Edison Co. First Mortgage 5.000%	01/15/14		1,500,000	1,477,935
Virginia Electric & Power Series A, Senior Note 5.375%	02/01/07		1,575,000	1,641,969
Utilities Total				35,366,141

Consumer Staples - 3.8%
Avon Products, Inc. 6.900%	11/15/04		2,000,000	2,028,140
Becton Dickinson & Co. Debenture 6.700%	08/01/28		1,750,000	1,900,833
Cargill, Inc. 6.375%	06/01/12	(a)	2,000,000	2,160,180
Coca-Cola Co. 4.000%	06/01/05		3,000,000	3,041,160
Coca-Cola Enterprises, Inc., Debenture 7.125%	08/01/17		1,650,000	1,898,473
Colgate-Palmolive Co., Series D, MTN 5.340%	03/27/06		1,000,000	1,040,470
Gillette Co. 4.000%	06/30/05		2,000,000	2,028,760
Kroger Co. 7.500%	04/01/31		1,715,000	1,917,370
Kroger Co., Senior Note 8.000%	09/15/29		2,555,000	2,991,803
Pepsi Bottling Group, Inc. Series B, Senior Note 7.000%	03/01/29		2,600,000	2,940,340
Safeway, Inc. 5.800%	08/15/12		2,300,000	2,338,502
Sara Lee Corp. 6.250%	09/15/11		2,405,000	2,611,084
Sysco Corp., Senior Note 7.000%	05/01/06		3,000,000	3,200,580
Unilever Capital Corp. 7.125%	11/01/10		2,000,000	2,277,960
Consumer Staples Total				32,375,655
Industrial - 3.5%
Black & Decker Corp., Senior Note 7.125%	06/01/11		1,500,000	1,696,260
CSX Corp. 5.500%	08/01/13		4,305,000	4,293,333
Dow Chemical 6.000%	10/01/12		4,325,000	4,520,576
Eastman Chemical Co. 7.000%	04/15/12		2,140,000	2,360,377
Eastman Chemical Co. 6.300%	11/15/18		1,700,000	1,735,394

See Notes to Investment Portfolio.

3

Emerson Electric Co. 7.875%	06/01/05	2,225,000	2,324,591
Hertz Corp. 4.700%	10/02/06	2,455,000	2,469,902
Norfolk Southern Corp., Senior Note 7.250%	02/15/31	3,600,000	3,999,744
Raytheon Co., Debenture 7.200%	08/15/27	3,950,000	4,380,708
Waste Management, Inc., Senior Note 5.000%	03/15/14	1,800,000	1,727,064
Industrial Total			29,507,949

Energy - 2.6%
Alliant Energy Resources, Inc. Senior Note 9.750%	01/15/13	900,000	1,139,661
Conoco Funding Co. 5.450%	10/15/06	3,000,000	3,140,040
Consolidated Natural Gas Co. Series B, Senior Note 5.375%	11/01/06	1,400,000	1,464,470
Devon Financing Corp. ULC 7.875%	09/30/31	3,035,000	3,517,565
Kinder Morgan, Inc., Senior Note 6.500%	09/01/12	3,585,000	3,821,180
Marathon Oil Corp. 6.800%	03/15/32	2,680,000	2,833,510
Occidental Petroleum Corp. Senior Note 8.450%	02/15/29	3,295,000	4,255,064
Texas Eastern Transmission Corp. 7.300%	12/01/10	1,907,000	2,146,424
Energy Total			22,317,914

Technology - 1.3%
IBM Corp. 4.875%	10/01/06	6,300,000	6,528,816
IBM Corp. 5.375%	02/01/09	3,000,000	3,156,600
IBM Corp., Debenture 6.500%	01/15/28	1,200,000	1,277,052
Technology Total			10,962,468

Consumer Cyclical - 1.0%
Cintas Corp., No. 2 6.000%	06/01/12	2,000,000	2,136,240
Home Depot, Inc., Senior Note 5.375%	04/01/06	2,525,000	2,628,449
Office Depot, Inc. 6.250%	08/15/13	2,145,000	2,238,308
Target Corp., Debenture 6.650%	08/01/28	1,700,000	1,831,274
Consumer Cyclical Total			8,834,271

Basic Materials - 0.9%
Alcoa, Inc. 6.500%	06/01/11	1,500,000	1,646,010
International Paper Co. 6.875%	04/15/29	2,990,000	3,086,697
MeadWestvaco Corp. 6.800%	11/15/32	3,300,000	3,268,221
Basic Materials Total			8,000,928

Higher Education - 0.3%
Stanford University, Debenture 6.875%	02/01/24	2,500,000	2,824,050
Higher Education Total			2,824,050

Total Corporate Notes and Bonds (Cost of $286,827,889)			294,559,794

See Notes to Investment Portfolio.

4

U.S. Government and Agency Obligations - 31.5%
	Federal National Mortgage Association - 14.5%
7.000%	07/15/05		4,865,000	5,079,897
5.500%	02/15/06		2,800,000	2,920,296
2.500%	01/30/07		2,000,000	1,968,610
4.100%	08/27/08		2,000,000	2,003,116
3.750%	09/15/08		4,500,000	4,442,472
4.125%	04/28/10		3,000,000	2,970,066
4.625%	10/15/13		3,400,000	3,320,566
5.500%	07/14/19		6,450,000	6,623,344
6.250%	05/15/29		1,500,000	1,601,109
To Be Announced
4.500%	07/15/19	(b)	5,800,000	5,703,940
5.000%	08/17/19	(b)	12,140,000	12,227,262
6.000%	07/13/19	(b)	4,800,000	5,010,000
5.500%	08/12/34	(b)	36,300,000	36,390,750
6.000%	08/12/34	(b)	15,425,000	15,820,266
6.500%	08/12/34	(b)	11,825,000	12,338,654
7.000%	08/12/34	(b)	5,000,000	5,281,250
Federal National Mortgage Association Total				123,701,598
U.S. Treasury Notes - 7.2%
2.125%	08/31/04		25,450,000	25,467,891
1.625%	04/30/05		3,400,000	3,392,829
2.000%	08/31/05		1,400,000	1,398,086
1.625%	09/30/05		5,050,000	5,019,028
1.875%	11/30/05		1,500,000	1,489,980
1.875%	12/31/05		5,970,000	5,937,816
1.500%	03/31/06		495,000	487,053
2.625%	11/15/06		9,300,000	9,259,675
2.250%	02/15/07		3,790,000	3,728,265
3.125%	05/15/07		1,480,000	1,484,625
3.375%	12/15/08		1,000,000	992,812
4.000%	02/15/14		875,000	843,111
4.750%	05/15/14		2,395,000	2,446,361
U.S. Treasury Notes Total				61,947,532

	Federal Home Loan Mortgage Corporation - 3.8%
2.875%	09/15/05		1,300,000	1,306,913
5.750%	03/15/09		3,500,000	3,756,056
3.375%	04/15/09		3,725,000	3,619,374
4.150%	05/05/10	MTN	5,000,000	4,949,250
4.125%	05/12/10	MTN	6,000,000	5,930,298
3.625%	06/10/10	MTN	3,000,000	2,878,296
3.600%	07/07/10	MTN	1,600,000	1,530,803
4.750%	12/08/10	MTN	3,900,000	3,899,216
5.000%	01/30/14	MTN	5,075,000	4,980,331
Federal Home Loan Mortgage Corporation Total				32,850,537

U.S. Treasury Bond - 2.7%
5.375%	02/15/31		22,710,000	23,260,013
U.S. Treasury Bond Total				23,260,013
Federal Home Loan Bank - 2.2%
Series 4G05
7.125%	02/15/05		12,000,000	12,321,420
4.250%	05/04/09		6,395,000	6,378,629
Federal Home Loan Bank Total				18,700,049

See Notes to Investment Portfolio.

5

Federal Farm Credit Bank - 0.6%
4.050%	12/15/08		5,000,000	4,991,355
Federal Farm Credit Bank Total				4,991,355

U.S. Government-Backed Bonds - 0.5%
A.I.D. Israel, Series 8-D 6.750%	08/15/04		2,000,000	2,001,600
Private Export Funding Corp., Series H 6.450%	09/30/04		2,000,000	2,015,300
U.S. Government-Backed Bonds Total				4,016,900

	Total U.S. Government and Agency Obligations (Cost of $269,592,834)			269,467,984

Mortgage-Backed Securities - 13.0%
Structured Mortgage Products - 4.7%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1 Class A1, CMO 4.134%	10/15/37		6,794,443	6,699,117
J.P. Morgan Mortgage Trust Series 2004-A3, Class 3A2 5.013%	07/25/34		3,950,000	3,918,546
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A4 5.124%	11/15/32		4,550,000	4,549,090
Rural Housing Trust Series 1987-1, Class 1D, CMO 6.330%	04/01/26		670,875	676,021
Small Business Administration Participation Certificates Series 2002-20H, Class 1, CMO 5.310%	08/01/22		3,673,369	3,740,549
Small Business Administration Participation Certificates Series 2002-20I, Class 1, CMO 4.890%	09/01/22		2,195,818	2,188,465
Small Business Administration Participation Certificates Series 2003-20C, Class 1, CMO 4.500%	03/01/23		4,268,839	4,135,333
Small Business Administration Participation Certificates Series 2003-20H, Class 1, CMO 5.240%	08/01/23		2,459,693	2,484,231
Small Business Administration Participation Certificates Series 2004-20C, Class 1, CMO 4.340%	03/01/24		3,000,000	2,847,875
Small Business Administration Participation Certificates Series 2004-20E, Class 1, CMO 5.180%	05/01/24		5,000,000	5,010,476
Small Business Administration Participation Certificates Series 2004-20F, Class 1, CMO 5.520%	06/01/24		4,000,000	4,076,103
Structured Mortgage Products Total				40,325,806

	Federal Home Loan Mortgage Corporation - 3.6%
7.750%	09/01/05	Pool #140661	30,400	30,571
8.000%	06/01/07	Pool #170016	15,052	15,821
9.000%	08/01/08	Pool #277811	103	103
10.000%	02/01/09	Pool #160072	7,109	7,762
9.250%	05/01/09	Pool #186624	90,091	98,344

See Notes to Investment Portfolio.

6

9.500%	08/01/09	Pool #306850	5,252	5,695
8.750%	09/01/09	Pool #253356	8,502	9,121
9.500%	09/01/10	Pool #181320	1,189	1,311
9.500%	09/01/10	Pool #250083	5,342	5,853
9.750%	11/01/10	Pool #254359	5,911	6,383
10.250%	11/01/10	Pool #183419	7,657	8,412
9.500%	03/01/11	Pool #183254	561	622
9.500%	04/01/11	Pool #180002	8,784	9,733
10.000%	05/01/11	Pool #185169	7,178	7,699
10.000%	12/01/13	Pool #256124	3,529	3,823
4.000%	05/15/14	Pool #002786	3,250,000	3,235,495
Class PB, CMO
7.000%	12/01/14	Pool #E79780, Gold	186,959	198,159
8.750%	07/01/15	Pool #256211	1,969	2,101
9.250%	08/01/15	Pool #258714	6,217	6,725
9.000%	10/01/15	Pool #270674	6,859	7,190
5.000%	08/15/16	Pool #002522	3,395,176	3,479,653
Class XA, CMO
9.500%	09/01/16	Pool #170189	2,681	3,005
9.000%	10/01/16	Pool #280542	12,348	13,675
9.500%	11/01/16	Pool #282194	3,326	3,728
5.500%	02/01/18	Pool #E94196, Gold	1,915,008	1,969,854
5.500%	03/01/18	Pool #E94833, Gold	703,316	723,130
5.500%	03/01/18	Pool #E94983, Gold	2,692,037	2,767,876
9.000%	10/01/19	Pool #544021	17,881	18,917
6.000%	11/01/28	Pool #C00680, Gold	442,026	455,126
7.000%	10/01/31	Pool #C58844, Gold	87,230	92,354
To Be Announced
5.000%	08/12/19	(b)	7,500,000	7,305,465
5.000%	07/15/34	(b)	850,000	855,312
6.000%	08/12/34	(b)	9,500,000	9,740,464
Federal Home Loan Mortgage Corporation Total				31,089,482

	Government National Mortgage Association - 2.5%
9.000%	03/15/08	Pool #026553	10,852	11,709
9.000%	11/15/08	Pool #028232	11,870	12,807
6.500%	03/15/13	Pool #458165	50,196	53,365
6.500%	03/15/13	Pool #463723	11,373	12,091
6.500%	04/15/13	Pool #466013	37,113	39,456
6.500%	04/15/13	Pool #473476	60,285	64,091
6.500%	05/15/13	Pool #433742	57,047	60,649
6.500%	05/15/13	Pool #450021	18,131	19,275
6.500%	05/15/13	Pool #476292	31,900	33,914
6.500%	10/15/13	Pool #434017	92,683	98,534
6.500%	10/15/13	Pool #471586	300,891	319,888
6.500%	10/15/13	Pool #484576	34,311	36,477
6.500%	11/15/13	Pool #454228	248,854	264,565
6.500%	11/15/13	Pool #477529	183,025	194,580
6.500%	07/15/14	Pool #513006	51,764	55,018
6.500%	08/15/14	Pool #510894	186,041	197,734
4.750%	07/20/22	Pool #008022 (c)	169,491	171,077
7.000%	11/15/22	Pool #330551	275,421	294,375
7.000%	10/15/23	Pool #369348	99,227	105,948
8.000%	06/15/25	Pool #410041	9,935	10,922
8.000%	10/15/25	Pool #399781	49,474	54,379
8.000%	01/15/26	Pool #417061	18,929	20,779
8.000%	02/15/26	Pool #423487	12,163	13,352
7.500%	04/15/26	Pool #345614	276,110	297,632
8.000%	05/15/26	Pool #432681	4,440	4,874
7.000%	06/15/26	Pool #780518	615,907	656,865
8.000%	06/15/26	Pool #345638	36,335	39,887
7.500%	02/15/27	Pool #433448	3,504	3,776
8.000%	03/15/27	Pool #442009	83,662	91,677
7.000%	05/15/28	Pool #433801	311,876	331,874
6.500%	06/15/28	Pool #476350	192,181	201,531

See Notes to Investment Portfolio.

7

6.500%	01/15/29	Pool #482909	137,606	144,211
6.500%	03/15/29	Pool #464613	4,364	4,573
7.000%	08/15/29	Pool #509742	71,816	76,370
7.500%	09/15/29	Pool #466158	72,162	77,728
7.000%	02/15/30	Pool #516433	32,558	34,623
7.500%	03/15/30	Pool #515605	190,948	205,610
6.500%	01/15/32	Pool #576519	1,140,323	1,194,566
7.000%	05/15/32	Pool #533979	896,679	952,769
To Be Announced
5.000%	08/19/34	(b)	12,250,000	11,993,510
5.500%	08/19/34	(b)	3,000,000	3,016,875
Government National Mortgage Association Total				21,473,936

	Federal National Mortgage Association - 2.2%
6.500%	05/01/06	Pool #348137	6,424	6,516
8.000%	03/01/07	Pool #004490	8,528	8,849
6.600%	11/01/07	Pool #375483	726,536	779,792
6.565%	12/01/07	Pool #375567	827,111	887,423
6.120%	10/01/08	Pool #380999	1,396,873	1,367,924
9.000%	03/01/09	Pool #052954	1,718	1,830
6.500%	05/01/11	Pool #250554	440,729	466,482
6.000%	05/01/13	Pool #424339	180,800	189,186
5.000%	07/25/16	Series 2003-2	2,935,196	3,001,132
Class CY, CMO
6.000%	08/01/16	Pool #253883	1,258,899	1,315,730
6.000%	12/25/16	Series 1991-G22	309,690	315,713
Class G, CMO
8.500%	08/01/17	Pool #070508	9,294	10,199
6.500%	06/01/28	Pool #431718	377,162	394,605
6.000%	06/01/29	Pool #500303	323,569	332,880
6.000%	07/01/29	Pool #501225	202,721	208,554
7.500%	01/01/30	Pool #524827	48,373	51,813
6.500%	02/01/30	Pool #545043	4,452,007	4,668,770
8.000%	02/01/30	Pool #526338	122,562	133,249
7.500%	03/01/30	Pool #530327	20,473	21,923
8.000%	03/01/30	Pool #533977	144,915	157,373
8.000%	04/01/30	Pool #537033	190,332	206,694
6.500%	06/01/31	Pool #596449	437,819	457,454
6.500%	08/01/31	Pool #584973	993,594	1,038,153
6.500%	08/01/31	Pool #596659	345,986	361,503
6.500%	09/01/31	Pool #604108	130,733	136,596
6.000%	12/01/31	Pool #614894	1,351,080	1,388,556
7.000%	06/01/32	Pool #641241	341,590	361,508
Federal National Mortgage Association Total				18,270,407

Total Mortgage-Backed Securities (Cost of $110,770,779)				111,159,631

Asset-Backed Securities - 11.9%
Americredit Automobile Receivables Trust Series 2004-1, Class C 4.220%	07/06/09		1,250,000	1,253,412
BMW Vehicle Owner Trust Series 2003-A, Class A4 2.530%	02/25/08		3,900,000	3,869,736
Centex Home Equity Loan Trust Series 2001- C, Class M2 6.270%	10/25/32		1,500,000	1,524,485
Centex Home Equity Loan Trust Series 2003-B, Class AF3 2.293%	11/25/27		3,200,000	3,176,408
Citibank Credit Card Issuance Trust Series 2004-A1, Class A1 2.550%	01/20/09		5,000,000	4,914,550

See Notes to Investment Portfolio.

8

Citibank Credit Card Master Trust I Series 1999-2, Class A 5.875%	03/10/11		4,000,000	4,289,080
Countrywide Home Equity Loan Trust Series 2004-C 1.600%	01/15/34	(c)	6,480,230	6,480,230
DaimlerChrysler Auto Trust Series 2002-C, Class A4 3.090%	01/08/08		1,475,000	1,481,342
Equity One ABS, Inc. Series 2004-3, Class AY2 1.773%	07/25/34	(c)	6,250,000	6,249,534
Ford Credit Auto Owner Trust Series 2002-D, Class A4A 3.130%	11/15/06		3,000,000	3,018,060
Greenwich Capital Commercial Funding Corp. Series 2003-C2, Class A2 4.022%	01/05/36		6,030,000	5,951,912
GS Mortgage Securities Corp. Series 2004-NC1, Class AF3 3.519%	11/25/33		6,175,000	6,072,277
GS Mortgage Securities Corp. Series 2004-3, Class AF2 4.651%	01/25/34		4,895,000	4,915,363
MBNA Credit Card Master Note Trust Series 2002-A1, Class A1 4.950%	06/15/09		2,750,000	2,859,203
Nissan Auto Receivables Owner Trust Series 2004-A, Class A4 2.760%	07/15/09		4,010,000	3,933,048
Oakwood Mortgage Investors, Inc. Series 1997-B, Class A4 7.100%	08/15/27		1,536,207	1,608,937
Onyx Acceptance Auto Trust Series 2004-B, Class A-4 3.890%	02/15/11		2,000,000	2,000,820
Residential Asset Mortgage Products, Inc. Series 2004-RS3, Class AI2 3.052%	06/25/29		4,960,000	4,829,155
Residential Asset Mortgage Products, Inc. Series 2004-RS5, Class AI3 4.480%	09/25/29		7,825,000	7,839,846
Residential Asset Securities Corp. Series 2003-KS7, Class AI3 3.372%	11/25/28		5,600,000	5,549,208
Wells Fargo Financial Auto Owner Trust Series 2004-A, Class A4 2.670%	08/16/10		7,270,000	7,091,885
WFS Financial Owner Trust Series 2003-2, Class A4 2.410%	12/20/10		4,880,000	4,765,662
WFS Financial Owner Trust Series 2004-1, Class A4 2.810%	08/22/11		8,125,000	7,957,788

Total Asset-Backed Securities (Cost of $102,266,582)				101,631,941

Foreign Bonds (d) - 7.4%
Canada - 1.9%
Export Development of Canada 4.000%	08/01/07		2,325,000	2,359,991
Hydro-Quebec, Series HH, Yankee 8.500%	12/01/29		1,650,000	2,230,074

See Notes to Investment Portfolio.

9

Province of British Columbia 5.375%	10/29/08		3,000,000	3,187,200
Province of New Brunswick Senior Unsubordinated Note 3.500%	10/23/07		4,150,000	4,152,822
Province of Ontario 6.000%	02/21/06		2,950,000	3,092,072
TransAlta Corp., Yankee 5.750%	12/15/13		1,500,000	1,474,500
Canada Total				16,496,659

United Kingdom - 1.6%
British Telecommunications PLC 8.875%	12/15/30		1,925,000	2,420,784
Diageo Capital PLC, Yankee 6.125%	08/15/05		5,000,000	5,185,850
Vodafone Group PLC 3.950%	01/30/08		4,350,000	4,365,356
Vodafone Group PLC 5.375%	01/30/15		1,580,000	1,575,781
United Kingdom Total				13,547,771

Austria - 0.7%
Oesterreich Kontrollbank AG 5.125%	03/20/07		6,075,000	6,358,460
Austria Total				6,358,460

Supra-National - 0.5%
Inter-American Development Bank Senior Unsubordinated Note 6.500%	10/20/04		1,500,000	1,515,210
Inter-American Development Bank Yankee, Debenture 8.875%	06/01/09		2,500,000	3,037,825
Supra-National Total				4,553,035

Mexico - 0.5%
Mexico Government International Bond 6.625%	03/03/15		4,140,000	4,200,030
Mexico Total				4,200,030
Spain - 0.5%
Kingdom of Spain 7.000%	07/19/05		4,000,000	4,181,240
Spain Total				4,181,240

Hong Kong - 0.5%
Hutchinson Whampoa International Ltd. 6.250%	01/24/14	(a)	4,000,000	3,955,360
Hong Kong Total				3,955,360
Finland - 0.4%
Republic of Finland 4.750%	03/06/07		3,145,000	3,265,328
Finland Total				3,265,328

Netherlands - 0.4%
Deutsche Telekom International Finance 8.750%	06/15/30		2,430,000	3,011,062
Netherlands Total				3,011,062

Germany - 0.3%
DEPFA Deutsche Pfandbriefbank AG 3.375%	10/05/07	(a)	3,000,000	2,983,740
Germany Total				2,983,740

See Notes to Investment Portfolio.

10

South Africa - 0.1%
Republic of South Africa 6.500%	06/02/14		1,165,000	1,194,125
				1,194,125

Total Foreign Bonds (Cost of $63,078,803)				63,746,810

Municipal Securities - 0.2%
Oklahoma - 0.1%
Oklahoma City Airport Trust Junior Lien, 21st Series 6.750%	07/01/05
Insured: MBIA			1,010,000	1,013,919
Oklahoma Total				1,013,919

New Jersey - 0.1%
Secaucus Municipal Utilities Authority Sewer Revenue, Series B 8.500%	12/01/06		600,000	625,434
New Jersey Total				625,434

Total Municipal Securities (Cost of $1,587,302)				1,639,353

Short-Term Obligations (e) - 14.8%
U.S. Government and Agency Obligations - 11.9%
	Federal National Mortgage Association - 10.0%
0.970%	05/18/04	(c)	85,550,000	85,519,154
Federal National Mortgage Association Total				85,519,154
Federal Home Loan Bank - 1.9%
0.980%	05/14/04	(c)	16,375,000	16,366,048
Federal Home Loan Bank Total				16,366,048

U.S. Treasury Bills - 0.0%
1.360%	11/26/04	(c)(f)	50,000	49,778
U.S. Treasury Bills Total				49,778
U.S. Government and Agency Obligations Total				101,934,980

Repurchase Agreement - 2.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/30/04, due 08/02/04 at 1.240%, collateralized by U.S. Treasury Bonds with various maturities to 08/15/23, market value $25,141,054 (repurchase proceeds $24,645,546)		24,643,000	24,643,000

Total Short-Term Obligations (Cost of $126,577,980)				126,577,980

Total Investments - 113.2% (Cost of $960,702,169) (g)				968,783,493

Other Assets & Liabilities, Net - (13.2)%				(112,827,546)

Net Assets - 100.0%				855,955,947

(a)          Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2004, these securities amounted to $9,099,280, which represents 1.1% of net assets.

See Notes to Investment Portfolio.

11

(b)         Security purchased on a delayed delivery basis.

(c)          Floating rate note. The interest rate shown reflects the rate as of July 31, 2004.

(d)         U.S. Dollar-Denominated.

(e)          The rate shown represents the annualized yield at the date of purchase.

(f)            Security pledged as collateral for open futures contracts.

(g)         Cost for federal income tax purposes is $963,054,857.

Acronym	Name
CMO	Collateralized Mortgage Obligation
MBIA	Municipal Bond Insurance Association
MTN	Medium Term Note

As of July 31, 2004, the Fund held the following open long futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Note
10 Year	$110,719	$108,459	Sept-04	$2,260

See Notes to Investment Portfolio.

12

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Fund Trust III

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, President and Treasurer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, President and Treasurer

Date	September 27, 2004